SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Deposits And Prepayments
Prepaid rent	$ 31,277	$ 243,440
Prepaid building management fee	4,515	35,143	32,633
Prepaid governmental rent and rates	6,591	51,300	53,550
Rental deposit	66,345	516,384	516,384
Deposit on building management fee	16,771	130,532	130,532
Refund of rental deposit			141,100
Others	1,461	11,374	11,249
Total	$ 126,960	$ 988,173	$ 885,448